Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments that are Accounted for Using the Equity Method
As of December 31, 2025, and June 30, 2026, we had the following participation interests in investments that are accounted for using the equity method:

	December 31, 2025	June 30, 2026
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")	50%	50%
Unigas International B.V. ("Unigas")	33.3%	33.3%
Dan Unity CO2 A/S ("Dan Unity")	50%	50%
Luna Pool Agency Limited ("Luna Pool Agency")	50%	50%
Azane Fuel Solutions AS ("Azane")	9.5%	16.1%
Bluestreak CO2 Limited ("Bluestreak")	50%	50%

Schedule of Movement in Equity Method Investments
The table below shows the movement in the Company’s equity method investments, for the year ended December 31, 2025, and the six months ended June 30, 2026:

	Year ended December 31, 2025	Six months ended June 30, 2026
	(in thousands)
Equity method investments at January 1, 2025 and 2026	$253,729	$247,935
Equity contributions to joint venture entity	4,000	—
Equity method investments – additions	—	1,576
Share of results	8,036	9,721
Distributions received from equity method investments	(17,830)	(11,495)
Equity method investments at December 31, 2025 and June 30, 2026	$247,935	$247,737